UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		UBS Asset Management International Limited
Address:	Triton Court, 14 Finsbury Square,
		London, UK, EC2A 1PD

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN D. ARDLEY
Title: DEPUTY SECRETARY
Phone: (44)207-901-5055
Signature, Place, and Date of Signing:

/s/ JOHN D. ARDLEY   LONDON, UK   November 13, 2000


Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.

[X]    13F NOTICE.

[ ]    13F COMBINATION REPORT.



List of Other Included Managers:

No.      13F File Number    Name

1         28-05673          UBS Asset Management Limited

3         N/A               Phillips & Drew Life Limited